Putnam
Latin America
Fund

SEMIANNUAL REPORT ON PORTFOLIO AND PERFORMANCE

2-29-00


[SCALE LOGO OMITTED]


The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 2/29/00. Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 8/31/00.




The fund's portfolio
February 29, 2000 (Unaudited)

COMMON STOCKS (99.5%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Argentina (3.8%)
--------------------------------------------------------------------------------------------------------------------------
                770  Alto Palermo S.A.                                                                      $        6,046
                918  Banco De Galicia y Buenos Aires S.A. de C.V. ADR Class B                                       19,049
                862  El Sitio, Inc. (NON)                                                                           19,503
              1,720  Telecom Argentina S.A. ADR                                                                     71,703
                                                                                                            --------------
                                                                                                                   116,301

Brazil (39.4%)
--------------------------------------------------------------------------------------------------------------------------
             10,200  Aracruz Celulose S.A. ADR                                                                      21,301
              4,100  Banco Bradesco S.A. ADR                                                                        28,956
              3,250  Banco Bradesco S.A.                                                                            23,377
                410  Banco Itau S.A. BRC                                                                            32,600
              5,700  Centrais Geradoras do Sul do Brasil SA (NON)                                                    6,387
              2,914  Cia Cervejaria Brahma ADR                                                                      37,518
              1,700  Companhia Brasileira de Distribuicao Grupo Pao de
                       Acucar ADR                                                                                   57,375
              2,500  Companhia De Transmissao De Energia (NON)                                                      12,875
              2,700  Companhia Paranaense de Energia-Copel ADR                                                      25,144
              3,400  Companhia Vale do Rio Doce ADR                                                                 89,675
                645  Compania Siderurgica Nacional (NON)                                                            19,748
                111  CRT Celular (NON)                                                                              37,062
                810  Eletropaulo Metropolitana S.A.                                                                 55,925
              3,130  Embratel Participacoes S.A. ADR                                                                75,120
             10,500  Empresa Bras Aeronautica                                                                       47,538
              2,200  Gerdau S.A.                                                                                    61,256
              2,270  Globo Cabo S.A. ADR                                                                            43,981
              3,480  Petroleo Brasileiro S/A-Petrobras ADR                                                          90,480
                105  Petroleo Brasileiro-Petrobras                                                                  25,552
              1,650  Sid Tubarao                                                                                    25,586
              1,250  Tele Celular Sul Participacoes S.A.                                                            60,625
                450  Tele Centro Sul Participacoes S.A.                                                             32,456
              1,100  Tele Norte Leste Participacoes S.A. ADR                                                        28,050
                800  Telemig Celular Participacoes S.A. ADR                                                         58,900
              1,250  Telesp Celular Participacoes S.A. ADR                                                          67,344
                  3  Telesp Participacoes S.A.                                                                         119
              2,700  Telesp-Telecomunicacoes de Sao Paulo S.A.                                                      92,306
                930  Uniao de Bancos Brasileiros S.A. GDR                                                           27,086
              4,290  Usiminas                                                                                       23,307
                                                                                                            --------------
                                                                                                                 1,207,649

Canada (0.6%)
--------------------------------------------------------------------------------------------------------------------------
                930  Global Light Telecom, Inc. (NON)                                                               19,239

Chile (3.2%)
--------------------------------------------------------------------------------------------------------------------------
                600  Banco de A. Edwards ADR                                                                        11,025
                900  Chilectra S.A. 144A ADR                                                                        15,300
                600  Compania Cervecera Unidas ADR                                                                  15,450
              1,400  Cristalerias de Chile ADR                                                                      29,400
              1,000  Quinenco S.A. ADR                                                                              12,000
                200  Sociedad Quimica y Minera de Chile S.A. ADR                                                     5,888
                 17  Sociedad Quimica y Minera de Chile S.A. ADR, Class A                                              519
                200  Vina Concha Y Toro S.A. ADR                                                                     7,550
                                                                                                            --------------
                                                                                                                    97,132

Mexico (47.9%)
--------------------------------------------------------------------------------------------------------------------------
              6,200  Alfa S.A. de C.V. Class A                                                                      21,854
              7,000  Alsea S.A.                                                                                      5,309
             12,750  Carso Global Telecom                                                                          159,341
              2,317  Cemex SA de CV ADR (NON)                                                                       49,526
              2,000  Coca-Cola Femsa S.A. ADR                                                                       38,375
              9,900  Controladora Comercial Mexicana                                                                 9,517
              2,204  Corporacion Interamericana de Entretenimiento S.A. (NON)                                       10,782
             14,000  Corporacion Moctezuma, S.A. de C.V.                                                            23,179
                450  Desc S.A. de C.V. ADR                                                                           5,934
              8,500  Fomento Economico Mexicano, S.A. de C.V.                                                       37,861
                135  Fomento Economico Mexicano, S.A. de C.V. ADR                                                    5,999
             12,200  Grupo Carso S.A. de C.V.                                                                       47,565
             26,400  Grupo Dataflux S.A.                                                                            15,510
              3,000  Grupo Elektra S.A. GDR                                                                         35,625
             25,100  Grupo Financiero Banamex S.A. de C.V.                                                         107,108
             61,000  Grupo Financiero Bancomer S.A. de C.V.                                                         30,103
              8,500  Grupo Financiero Banorte S.A. de C.V.                                                           9,261
              4,300  Grupo Financiero Inbursa S.A. de C.V.                                                          19,888
             17,200  Grupo Mexico S.A.                                                                              85,430
             22,700  Grupo Modelo S.A. de C.V.                                                                      51,525
             16,850  Grupo Sanborns S.A. de C.V. (NON)                                                              34,737
              1,525  Grupo Televisa S.A. GDR (NON)                                                                 117,139
              2,000  Nuevo Grupo Iusacell S.A. de C.V. ADR (NON)                                                    42,500
              5,000  Organizacion Soriana S.A.                                                                      20,535
              5,280  Telefonos de Mexico S.A. ADR Class L                                                          347,160
              1,000  Tubos de Acero de Mexico S.A. ADR                                                              14,125
              8,050  TV Azteca, S.A. de C.V.                                                                       112,197
              2,700  Vitro S.A. ADR                                                                                 11,475
                                                                                                            --------------
                                                                                                                 1,469,560

Peru (1.0%)
--------------------------------------------------------------------------------------------------------------------------
              1,150  Compania de Minas Buenaventura S.A. ADR                                                        20,053
                800  Credicorp Ltd.                                                                                  9,800
                                                                                                            --------------
                                                                                                                    29,853

Spain (1.1%)
--------------------------------------------------------------------------------------------------------------------------
                270  Terra Networks S.A. ADR (NON)                                                                  34,999

United States (2.0%)
--------------------------------------------------------------------------------------------------------------------------
                290  Firstcom Corp. (NON)                                                                           10,712
                200  IMPSAT Fiber Newworks, Inc. (NON)                                                               7,338
              1,000  Prodigy Communications Corp. (NON)                                                             20,063
                500  StarMedia Network, Inc. (NON)                                                                  23,500
                                                                                                            --------------
                                                                                                                    61,613

Venezuela (0.5%)
--------------------------------------------------------------------------------------------------------------------------
                500  Compania Anonima Nacional Telefonos de Venezuela ADR                                           16,656
                                                                                                            --------------
                     Total Common Stocks  (cost $2,122,704)                                                 $    3,053,002

WARRANTS (--%) (cost $252) (a) (NON)                                                            EXPIRATION
NUMBER OF WARRANTS                                                                              DATE                 VALUE
--------------------------------------------------------------------------------------------------------------------------
                144  Cemex SA ADR                                                               12/13/02    $          410

SHORT-TERM INVESTMENTS (0.5%) (cost $16,000) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $       16,000  Interest in $702,686,000 joint repurchase agreement dated
                       February 29, 2000 with Morgan (J.P.) & Co. Inc. due
                       March 1, 2000 with respect to various U.S. Treasury
                       obligations -- maturity value of $16,003 for an
                       effective yield of 5.76%                                                             $       16,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $2,138,956) (b)                                                $    3,069,412
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $3,067,302.

  (b) The aggregate identified cost on a tax basis is $2,179,697, resulting in gross unrealized appreciation and depreciation of $953,604 and $63,889, respectively, or net unrealized appreciation of $889,715.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American Depositary Receipts, or Global Depositary
      Receipts, respectively representing ownership of foreign securities on deposit with a domestic custodian bank.

      The fund had the following industry group concentrations greater than 10% at February 29, 2000 (as a percentage of net assets):

         Communication services     31.4%
         Consumer staples           12.8

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 29, 2000 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,138,956) (Note 1)                                                $3,069,412
-----------------------------------------------------------------------------------------------
Cash                                                                                        797
-----------------------------------------------------------------------------------------------
Dividends and other receivables                                                          11,759
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                            1,957
-----------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                          3,767
-----------------------------------------------------------------------------------------------
Total assets                                                                          3,087,692

Liabilities
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  520
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                               679
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  7
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   19,184
-----------------------------------------------------------------------------------------------
Total liabilities                                                                        20,390
-----------------------------------------------------------------------------------------------
Net assets                                                                           $3,067,302

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4, and 5)                                                  $2,703,891
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                                  (995)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                                 (567,007)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                       931,413
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $3,067,302

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($3,067,302 divided by 330,814 shares)                                                    $9.27
-----------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of  $9.27)*                                           $9.84
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended February 29, 2000 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $191)                                                 $ 20,776
-----------------------------------------------------------------------------------------------
Interest                                                                                    631
-----------------------------------------------------------------------------------------------
Total investment income                                                                  21,407

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         11,100
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                            1,719
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         1,176
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             20
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   2,216
-----------------------------------------------------------------------------------------------
Registration fees                                                                            99
-----------------------------------------------------------------------------------------------
Auditing                                                                                 18,401
-----------------------------------------------------------------------------------------------
Legal                                                                                     2,139
-----------------------------------------------------------------------------------------------
Postage                                                                                      27
-----------------------------------------------------------------------------------------------
Other                                                                                        16
-----------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                          (18,548)
-----------------------------------------------------------------------------------------------
Total expenses                                                                           18,365
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                 (403)
-----------------------------------------------------------------------------------------------
Net expenses                                                                             17,962
-----------------------------------------------------------------------------------------------
Net investment income                                                                     3,445
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                         90,367
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                              (1,641)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period (Note 1)                                             2,289
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                            877,093
-----------------------------------------------------------------------------------------------
Net gain on investments                                                                 968,108
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $971,553
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                    February 29       August 31
                                                                                          2000*            1999
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                                $    3,445      $   24,029
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                                            88,726        (555,294)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabilities in foreign currencies                                        879,382         979,870
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    971,553         448,605
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
From net investment income                                                               (5,815)        (38,173)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                       348,287         209,626
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                          1,314,025         620,058

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                          1,753,277       1,133,219
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess
of net investment income and undistributed
net investment income of $995 and $1,375, respectively)                              $3,067,302      $1,753,277
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                Six months
                                                                                   ended                         For the period
Per-share                                                                       February 29       Year ended     March 23, 1998+
operating performance                                                           (Unaudited)       August 31       to August 31
---------------------------------------------------------------------------------------------------------------------------------
                                                                                    2000             1999             1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                $5.98            $4.46            $8.50
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)(d)                                                         .01              .09              .06
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                          3.30             1.58            (4.10)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                               3.31             1.67            (4.04)
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                   (.02)            (.15)              --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                      $9.27            $5.98            $4.46
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                             55.39*           38.27           (47.53)*
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                    $3,067           $1,753           $1,133
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)                                                         .82*            1.65              .73*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(d)                                                         .15*            1.53              .87*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                             63.89*          131.26            44.39*
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund for the periods ended February 29, 2000, August 31, 1999 and August 31, 1998 reflect a reduction of $0.06, $0.12 and $0.08 per share, respectively (Note 1).




Notes to financial statements
February 29, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Latin America Fund (the "fund") is a series of Putnam Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The objective of the fund is to seek long-term capital appreciation by investing primarily in equity securities of Latin America companies.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended February 29, 2000, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At August 31, 1999, the fund had a capital loss carryover of approximately $363,000 available to offset future net capital gain, if any, which will expire on August 31, 2007.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million, 0.85% of the next $500 million, and 0.80% of the next $5 billion, 0.775% of the next $5 billion, 0.755% of the next $5 billion, 0.74% of the next $5 billion and 0.73% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through August 31, 2000, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.65% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended February 29, 2000, fund expenses were reduced by $403 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is not currently making any payments pursuant to the plan.

For the six months ended February 29, 2000, Putnam Mutual Funds Corp., acting as underwriter received no net commissions from the sale of shares. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the period ended February 29, 2000, Putnam Mutual Funds Corp., acting as underwriter received no monies on redemptions.

Note 3
Purchases and sales of securities

During the six months ended February 29, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $1,473,455 and $1,130,234, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At February 29, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended February 29, 2000
-----------------------------------------------------------------------------
                                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         51,164           $457,515
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                          699              5,770
-----------------------------------------------------------------------------
                                                    51,863            463,285

Shares
repurchased                                        (14,331)          (114,998)
-----------------------------------------------------------------------------
Net increase                                        37,532           $348,287
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1999
-----------------------------------------------------------------------------
                                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         62,389           $362,692
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        7,838             38,017
-----------------------------------------------------------------------------
                                                    70,227            400,709

Shares
repurchased                                        (31,254)          (191,083)
-----------------------------------------------------------------------------
Net increase                                        38,973           $209,626
-----------------------------------------------------------------------------


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Justin Scott
Vice President

Thomas Haslett
Vice President and Fund Manager

Stephen Oler
Vice President and Fund Manager

Claudio Brocado
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Latin American Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


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